Consolidated Balance Sheet - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	¥ 11,713,022	¥ 11,300,797
Right-of-use assets	410,801	343,860
Investment properties	367,586	367,468
Construction in progress	1,710,124	1,815,549
Investments accounted for using the equity method	5,387,834	5,208,758
Deferred tax assets	252,121	150,832
Financial assets at fair value through other comprehensive income	5,000	5,000
Time deposits with banks	7,042,840	3,511,234
Other non-current assets	424,959	481,414
Non-current assets	27,314,287	23,184,912
Current assets
Inventories	3,888,746	6,754,434
Financial assets at fair value through other comprehensive income	1,207,114	1,540,921
Financial assets at fair value through profit or loss	0	3,318,407
Derivative financial assets	0	263
Trade receivables	113,163	120,739
Other receivables	18,101	26,101
Prepayments	19,552	23,767
Amounts due from related parties	1,092,316	1,565,993
Cash and cash equivalents	6,916,408	7,449,699
Time deposits with banks	4,049,443	1,508,839
Current assets	17,304,843	22,309,163
Total assets	44,619,130	45,494,075
Equity and liabilities
Share capital	10,823,814	10,823,814
Reserves	18,374,176	19,039,474
Equity attributable to owners of the Company	29,197,990	29,863,288
Non-controlling interests	136,985	130,560
Total equity	29,334,975	29,993,848
Non-current liabilities
Lease liabilities	3,119	10,593
Deferred tax liabilities	35,357	0
Deferred income	13,433	10,005
Non-current liabilities	51,909	20,598
Current liabilities
Borrowings	1,548,000	1,547,600
Short-term bonds	3,017,811	0
Lease liabilities	9,352	11,450
Derivative financial liabilities	0	799
Contract liabilities	495,404	655,117
Trade and other payables	2,820,083	3,563,435
Amounts due to related parties	3,656,841	5,708,394
Current tax liabilities	3,420,824	3,577,018
Staff salaries and welfares payable	244,506	189,547
Income tax payable	19,425	226,269
Current liabilities	15,232,246	15,479,629
Total liabilities	15,284,155	15,500,227
Total equity and liabilities	¥ 44,619,130	¥ 45,494,075